Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION [Abstract]
Segment operating information by segment
The following tables present summary information by segment (in thousands):

	Year Ended December 31, 2021

	Sohu	Changyou	Eliminations	Consolidated
Revenues	$186,606	$648,970	$0	$835,576
Segment cost of revenues (1)	(113,881)	(90,517)	4	(204,394)

Segment gross profit	72,725	558,453	4	631,182
SBC in cost of revenues (2)	(1)	(276)	0	(277)

Gross profit	72,724	558,177	4	630,905

Operating expenses:
Product development (1)	(113,186)	(151,773)	0	(264,959)
Sales and marketing (1)	(126,126)	(56,396)	0	(182,522)
General and administrative (1)	(36,949)	(40,702)	0	(77,651)
SBC in operating expenses (2)	(804)	(7,497)	0	(8,301)

Total operating expenses	(277,065)	(256,368)	0	(533,433)

Operating profit/(loss)	(204,341)	301,809	4	97,472

Other income, net				29,416
Interest income				15,641
Interest expense				(7,500)
Exchange difference				(3,462)

Income before income tax expense				131,567
Income tax expense				(62,296)

Net income from continuing operations				69,271
Net income from discontinued operations				864,902

Net income				$934,173

Note (1): Total depreciation and amortization expenses of Sohu and Changyou were $23.4 million and $12.6 million, respectively, for the year ended December 31, 2021.
Note (2): “SBC” stands for share-based compensation expense.

	Year Ended December 31, 2022

	Sohu	Changyou	Eliminations	Consolidated
Revenues	$141,586	$592,286	$0	$733,872
Segment cost of revenues (1)	(98,373)	(93,009)	0	(191,382)

Segment gross profit	43,213	499,277	0	542,490
SBC in cost of revenues (2)	(47)	(144)	0	(191)

Gross profit	43,166	499,133	0	542,299

Operating expenses:
Product development (1)	(120,431)	(138,315)	0	(258,746)
Sales and marketing (1)	(167,837)	(57,515)	0	(225,352)
General and administrative (1)	(32,494)	(21,832)	0	(54,326)
SBC in operating expenses (2)	(630)	(4,118)	0	(4,748)

Total operating expenses	(321,392)	(221,780)	0	(543,172)

Operating profit/(loss)	(278,226)	277,353	0	(873)

Other income, net				17,643
Interest income				17,311
Exchange difference				6,524

Income before income tax expense				40,605
Income tax expense				(57,946)

Net loss				$(17,341)

Note (1): Total depreciation and amortization expenses of Sohu
and
Changyou were $19.8 million and $11.5 million, respectively, for the year ended December 31, 2022.
Note (2): “SBC” stands for share-based compensation expense.

	Year Ended December 31, 2023
	Sohu	Changyou	Eliminations	Consolidated
Revenues	$116,228	$484,709	$(265)	$600,672
Segment cost of revenues (1)	(78,858)	(66,882)	0	(145,740)

Segment gross profit	37,370	417,827	(265)	454,932
SBC in cost of revenues (2)	(7)	(10)	0	(17)

Gross profit	37,363	417,817	(265)	454,915

Operating expenses:
Product development (1)	(127,038)	(152,911)	263	(279,686)
Sales and marketing (1)	(174,526)	(38,899)	2	(213,423)
General and administrative (1)	(25,045)	(23,380)	0	(48,425)
SBC in operating expenses (2)	(89)	(602)	0	(691)

Total operating expenses	(326,698)	(215,792)	265	(542,225)

Operating profit/(loss)	(289,335)	202,025	0	(87,310)

Other income, net				35,746
Interest income				45,222
Exchange difference				692

Income before income tax expense				(5,650)
Income tax expense				(60,420)

Net loss from continuing operations				(66,070)

Net income from discontinued operations				35,426

Net loss				$(30,644)

Note (1): Total depreciation and amortization expenses of Sohu and Changyou were $18.8 million and $11.4 million, respectively, for the year ended December 31, 2023.
Note (2): “SBC” stands for share-based compensation expense.

Segment assets information by segment

	As of December 31, 2022

	Sohu	Changyou	Eliminations	Consolidated

Cash and cash equivalents	$466,976	$230,845	$0	$697,821
Accounts receivable, net	38,969	28,572	0	67,541
Fixed assets, net (1)	148,447	139,779	0	288,226
Total assets (2)	$1,891,414	$2,572,768	$(2,486,406)	$1,977,776
Note (1): Total additions to fixed assets of Sohu and Changyou were $4.6 million and $1.0 million, respectively, for the year ended December 31, 2022.
Note (2): The elimination for segment assets mainly consists of elimination of long-term investments in subsidiaries and consolidated VIEs, and elimination of intra-Group loans between Sohu and Changyou.

	As of December 31, 2023

	Sohu	Changyou	Eliminations	Consolidated
Cash and cash equivalents	$189,998	$172,506	$0	$362,504
Accounts receivable, net	32,673	38,945	0	71,618
Fixed assets, net (1)	137,820	131,238	0	269,058
Total assets (2)	$3,100,491	$2,950,224	$(4,168,617)	$1,882,098
Note (1): Total additions to fixed assets of Sohu and Changyou were $1.1 million and $1.2 million, respectively, for the year ended December 31, 2023.
Note (2): The elimination for segment assets mainly consists of elimination of long-term investments in subsidiaries and consolidated VIEs, and elimination of intra-Group loans between Sohu and Changyou.